Jack-up drilling rigs, net - Narrative (Details) $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Oct. 31, 2022 USD ($)	Dec. 31, 2022 rig	Dec. 31, 2024 USD ($) rig	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Accumulated depreciation, jack-up rigs			$ 728.2	$ 598.1
Depreciation			1.1	1.9	$ 1.6
Accumulated depreciation			8.2	7.1
Gain (Loss) on Disposition of Assets			(0.4)	(0.6)	(4.2)
Impairment of non-current assets			$ 0.0	0.0	131.7
Jack-up rigs with impairment indication | rig			13
Plausible decrease in day rates and utilization			10.00%
Gyme
Property, Plant and Equipment [Line Items]
Impairment of non-current assets			$ 0.0	0.0	7.3
Delivery financing from PPL
Property, Plant and Equipment [Line Items]
Number of jack-up rigs secured by mortgage | rig		8
Gyme
Property, Plant and Equipment [Line Items]
Gross proceeds from sale of fixed assets	$ 120.0
Gain (Loss) on Disposition of Assets				$ 0.2	$ 0.2